DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Maturities of time deposits [Table Text Block]
Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2020	$1,752,552
2021	294,579
2022	141,261
2023	37,757
2024	13,272
Thereafter	1,020
Total	$2,240,441